John Deere Owner Trust 2022				EXHIBIT 99.2
Statement to Certificateholders

$312,472,000 Class A-1 0.88886% Asset Backed Notes due March 15, 2023
$387,877,000 Class A-2 1.90% Asset Backed Notes due October 15, 2024
$437,682,000 Class A-3 2.32% Asset Backed Notes due September 15, 2026
$85,995,000 Class A-4 2.49% Asset Backed Notes due January 16, 2029
$31,385,598 Overcollateralization

Payment Date:				17-Jul-23

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$22,129,584.09
		per $1,000 original principal amount:		$57.05

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$22,129,584.09

(2)	(a)	Amount of interest being paid or distributed:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$158,409.12
			per $1,000 original principal amount:	$0.41

		(iii)	Class A-3 Notes:	$846,185.20
			per $1,000 original principal amount:	$1.93

		(iv)	Class A-4 Notes:	$178,439.63
			per $1,000 original principal amount:	$2.08

		(v)	Total:	$1,183,033.95

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$654,493,836.11

	(b)	Note Value at end of related Collection Period:		$632,980,879.80

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:		$31,385,598.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$77,918,282.23
		(ii)	A-2 Note Pool Factor:	0.2008840

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$437,682,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$85,995,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$565,363.90
		(i) per $1,000 original principal amount:	$0.43
	(b)	Amount of Servicing Fee earned:	$565,363.90
	(c)	Amount of Servicing Fee paid:	$565,363.90
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$1,145,481.71

(11)	(i)	Amount in Reserve Account:	$12,554,116.00
	(ii)	Specified Reserve Account Balance:	$12,554,116.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$7,099,504.16
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.08%

(13)	(i)	Aggregate amount of net losses for the collection period:	$144,046.80
	(ii)	Cumulative amount of net losses:	$480,841.26
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.04%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$223,523.31
		(ii) % of Pool Balance:	0.03%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%